Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 19 – ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following is a summary of the accumulated other comprehensive income balances, net of tax:

	Balance at	Current	Balance at
	December 31,	Year	December 31,
	2011	Change	2012
Unrealized gains on securities
Available for sale	$3,643	$306	$3,949